Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Interest rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 27, 2017	Mar. 31, 2014
Disclosure of detailed information about borrowings [line items]
Total of issuances	€ 2,152
Total of repayments	€ (2,548)
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.20%
Total of repayments	€ (25)
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (25)
Bonds maturing February 10, 2020, variable rate [member] | Ten year constant maturity swap rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.80%
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.875%
Total of repayments	€ (1,000)
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	7.25%
Total of repayments	€ (267)
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.875%
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.375%	0.375%
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%
Bonds maturing October 13, 2021 [member] | Ten year constant maturity swap rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.69%
Bonds maturing December 21, 2021 [member] | Ten year TEC rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.50%
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%
Total of repayments	€ (35)
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.00%
Total of repayments	€ (1,000)
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.375%
Bonds maturing February 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (150)
Bonds maturing February 6, 2023 [member] | Three months Euribor [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	5.50%
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.50%
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.75%
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.23%
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.55%
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.125%
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.125%
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.20%
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.25%
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.97%
Total of repayments	€ (9)
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (14)
Bonds maturing December 18, 2025, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	1.00%
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.40%
Total of repayments	€ (13)
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (10)
Bonds maturing December 10, 2026, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.85%
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.875%
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.25%
Total of issuances	€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.50%
Total of issuances	€ 152
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.50%
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.22%
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.955%
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.30%
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.625%
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.125%
Total of issuances	€ 500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.875%
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.60%
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.091%
Bonds maturing November 6, 2030 [member] | Ten year constant maturity swap rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	(0.45%)
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	9.00%		8.75%
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.342%
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.30%
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.35%
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.45%
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.25%
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.625%
Total of issuances	€ 750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.75%
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.625%
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.07%
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.20%
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.50%
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.50%
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%